Related Parties - Disclosure of Related Parties Transactions (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
The total of the transactions:
Remuneration to key management personnel		$ 2,467	$ 2,917
Finance costs incurred from De Beers Canada Inc.	[1]	1,280	1,645
Kennady diamonds [Member]
The total of the transactions:
Settlement of liabilities by entity on behalf of related party, related party transactions		0	30
International investment and underwriting [Member]
The total of the transactions:
Settlement of liabilities by entity on behalf of related party, related party transactions		50	99
De beers canada inc [Member]
The total of the transactions:
Diamonds sold to De Beers Canada Inc.		12,582	2,028
Assets purchased from De Beers Canada Inc.		42
Gk mine [Member]
The total of the transactions:
Management fee charged by the Operator		4,153	4,153
De Beers Canada [Member]
The total of the transactions:
Diamonds purchased from De Beers Canada Inc.		16,775	29,774
Finance costs incurred from De Beers Canada Inc.		$ 701	705
Assets purchased from De Beers Canada Inc.			$ 0

[1]	Included in other finance costs for the year ended December 31, 2019 is $165 (2018 - $nil) related to interest on lease liabilities (Note 10).